Derivatives and Hedge Accounting Activities (Gains and Losses on Derivatives in Cash Flow Hedging Relationships) (Detail) - Cash Flow Hedges - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1]	$ (29)	$ 148
Amount of Gain (Loss) Reclassified From AOCI to Income		41	(11)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2]	(84)	68
Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[3]	(9)	7
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[4]	(84)	68
Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[5]	(36)	19
Amount of Gain (Loss) Reclassified From AOCI to Income		(3)	3
Commodity
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1]	66	97
Amount of Gain (Loss) Reclassified From AOCI to Income		57	(7)
Commodity | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[5]	(1)	4
Amount of Gain (Loss) Reclassified From AOCI to Income		2	(3)
Commodity | Net income from discontinued operations | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income		2	(3)
Commodity | Operating Revenue
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income		54	(12)
Commodity | Purchased Gas
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income		3	(2)
Commodity | Electric Fuel and Other Energy-Related Purchases
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Reclassified From AOCI to Income			7
Interest rate
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1],[6]	(84)	38
Amount of Gain (Loss) Reclassified From AOCI to Income	[6]	(10)	(12)
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[2],[6]	(84)	68
Interest rate | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[3],[7]	(9)	7
Increase (Decrease) in Derivatives Subject to Regulatory Treatment	[4],[7]	(84)	68
Interest rate | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[5],[8]	(24)	2
Amount of Gain (Loss) Reclassified From AOCI to Income	[8]	1	(2)
Foreign currency
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[1],[9]	(11)	13
Amount of Gain (Loss) Reclassified From AOCI to Income	[9]	(6)	8
Foreign currency | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in AOCI on Derivatives	[5],[10]	(11)	13
Amount of Gain (Loss) Reclassified From AOCI to Income	[10]	$ (6)	$ 8

[1]	Amounts deferred into AOCI have no associated effect in Dominion Energy’s Consolidated Statements of Income.
[2]	Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Dominion Energy’s Consolidated Statements of Income.
[3]	Amounts deferred into AOCI have no associated effect in Virginia Power’s Consolidated Statements of Income.
[4]	Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in Virginia Power’s Consolidated Statements of Income.
[5]	Amounts deferred into AOCI have no associated effect in Dominion Energy Gas’ Consolidated Statements of Income.
[6]	Amounts recorded in Dominion Energy’s Consolidated Statements of Income are classified in interest and related charges.
[7]	Amounts recorded in Virginia Power’s Consolidated Statements of Income are classified in interest and related charges.
[8]	Amounts recorded in Dominion Energy Gas’ Consolidated Statements of Income are classified in interest and related charges.
[9]	Amounts recorded in Dominion Energy’s Consolidated Statements of Income are classified in other income.
[10]	Amounts recorded in Dominion Energy Gas’ Consolidated Statements of Income are classified in other income.